SCHEDULE III REAL ESTATE ASSETS AND ACCUMULATED DEPRECIATION AND AMORTIZATION	121 Months Ended
Dec. 31, 2019
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation Disclosure [Abstract]
SCHEDULE III REAL ESTATE ASSETS AND ACCUMULATED DEPRECIATION AND AMORTIZATION

SCHEDULE III

REAL ESTATE ASSETS AND ACCUMULATED DEPRECIATION AND AMORTIZATION

December 31, 2019

(dollar amounts in thousands)

					Initial Cost to Company			Cost Capitalized Subsequent to Acquisition (2)	Gross Amount at which Carried at Close of Period			Accumulated Depreciation and Amortization		Date Acquired or Foreclosed on
Description	Location	Ownership Percent	Encumbrances		Land	Building and Improvements (1)	Total		Land	Building and Improvements (1)	Total (3)		Original Date of Construction
Properties Held for Investment
Richardson Portfolio:
Palisades Central I	Richardson, TX	90.0%		$(4)	$1,037	$8,628	$9,665	$3,630	$1,037	$12,258	$13,295	$(3,565)	1980	11/23/2011
Palisades Central II	Richardson, TX	90.0%		(4)	810	17,117	17,927	3,889	810	21,006	21,816	(5,486)	1985	11/23/2011
Greenway I	Richardson, TX	90.0%		(4)	561	1,170	1,731	977	561	2,147	2,708	(901)	1983	11/23/2011
Greenway III	Richardson, TX	90.0%		(4)	702	4,083	4,785	(318)	702	3,765	4,467	(1,321)	1983	11/23/2011
Undeveloped Land	Richardson, TX	90.0%	—		1,997	—	1,997	1,137	3,134	—	3,134	—	N/A	11/23/2011

Total Richardson Portfolio			36,000		5,107	30,998	36,105	9,315	6,244	39,176	45,420	(11,273)
Park Highlands (5)	North Las Vegas, NV	(5)	—		17,066	—	17,066	17,101	34,167	—	34,167	—	N/A	12/30/2011
Park Centre	Austin, TX	100.0%	21,970		3,251	27,941	31,192	6,511	3,251	34,452	37,703	(6,334)	2000	03/28/2013
1180 Raymond	Newark, NJ	100.0%	30,250		8,292	37,651	45,943	1,477	8,292	39,128	47,420	(7,897)	1929	08/20/2013
Park Highlands II (5)	North Las Vegas, NV	(5)	—		20,118	—	20,118	6,960	27,078	—	27,078	—	N/A	12/10/2013
Richardson Land II	Richardson, TX	90.0%	—		3,096	—	3,096	322	3,418	—	3,418	—	N/A	09/04/2014
Crown Pointe	Dunwoody, GA	100.0%	51,171		22,590	62,610	85,200	10,326	22,590	72,936	95,526	(11,753)	1985/1989	02/14/2017
The Marq	Irving, TX	100.0%	53,408		10,387	75,878	86,265	9,366	10,387	85,244	95,631	(7,119)	1972	03/01/2018
City Tower	Minneapolis, MN	100.0%	89,000		13,930	136,068	149,998	7,259	13,930	143,327	157,257	(12,823)	1988	03/06/2018
Eight & Nine Corporate Centre	Orange, CA	100.0%	43,880		17,401	58,794	76,195	3,373	17,401	62,167	79,568	(4,356)	2007	06/08/2018
Georgia 400 Center	Alpharetta, GA	100.0%	59,690		11,400	72,000	83,400	8,134	11,431	80,103	91,534	(3,053)	2001	05/23/2019
Single-Family Homes Portfolio:
Birmingham Homes	Birmingham, AL	100.0%		(6)	2,442	11,133	13,575	75	2,444	11,206	13,650	(90)	Various	11/04/2019
Houston Homes	Houston, TX	100.0%		(6)	6,157	22,855	29,012	183	6,154	23,041	29,195	(191)	Various	11/04/2019
Jacksonville Homes	Jacksonville, FL	100.0%		(6)	2,986	24,236	27,222	175	2,986	24,411	27,397	(210)	Various	11/04/2019
Memphis Homes	Memphis, TN	100.0%		(6)	2,679	15,767	18,446	163	2,679	15,930	18,609	(131)	Various	11/04/2019
Atlanta Homes	Atlanta, GA	100.0%		(6)	783	3,870	4,653	34	783	3,904	4,687	(38)	Various	11/04/2019
Oklahoma Homes	Oklahoma City, OK	100.0%		(6)	2,082	14,423	16,505	95	2,082	14,518	16,600	(113)	Various	11/04/2019

Total Single-Family Homes Portfolio			61,900		17,129	92,284	109,413	725	17,128	93,010	110,138	(773)

Total Properties					$149,767	$594,224	$743,991	$80,869	$175,317	$649,543	$824,860	$(65,381)

(1)	Building and improvements includes tenant origination and absorption costs.
(2)	Costs capitalized subsequent to acquisition is net of write-offs of fully depreciated/amortized assets.
(3)	The aggregate cost of real estate for federal income tax purposes was $940.1 million (unaudited) as of December 31, 2019.
(4)	As of December 31, 2019, $36.0 million of debt was outstanding secured by the Richardson Portfolio.
(5)

The Company owns 100% of the common members’ equity of Park Highlands and Park Highlands II. On September 7, 2016 and January 8, 2019, a subsidiary of the Company that owns a portion of Park Highlands and Park Highlands II, sold 820 units of 10% Class A non-voting preferred membership units for $0.8 million and 1,927 units of 10% Class A2 non-voting preferred membership units for $1.9 million, respectively, to accredited investors. The amount of the Class A and A2 non-voting preferred membership units raised, net of offering costs, is included in other liabilities on the accompanying consolidated balance sheets.

(6)	The single-family homes portfolio, in aggregate are under encumbrance of $61.9 million.

	2019	2018	2017
Real Estate (1):
Balance at the beginning of the year	$730,962	$574,684	$1,227,207
Acquisitions	200,918	312,457	170,505
Improvements	34,435	31,818	37,219
Write-off of fully depreciated and fully amortized assets	(1,060)	(7,329)	(18,735)
Loss due to property damages	—	(964)	(668)
Sales	(140,395)	(178,068)	(664,114)
Reimbursement of construction costs	—	(1,636)	—
Deconsolidation	—	—	(176,730)

Balance at the end of the year	$824,860	$730,962	$574,684

Accumulated depreciation and amortization (1):
Balance at the beginning of the year	$49,842	$41,817	$120,176
Depreciation and amortization expense	31,961	32,661	48,994
Write-off of fully depreciated and fully amortized assets	(1,060)	(7,329)	(18,735)
Sales	(15,362)	(17,307)	(102,474)
Deconsolidation	—	—	(6,144)

Balance at the end of the year	$65,381	$49,842	$41,817

(1)	Amounts include real estate held for sale.